APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		"             Washington, D.C.  20549"

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Municipals Trust
	Two International Place
	"Boston, Massachusetts  02110"

2.The name of each series or class of securities for
 which this
"Form is filed (state ""All Series"" if Form is being filed for all series):"

	Eaton Vance Alabama Municipal Income Fund
	Eaton Vance Arkansas Municipal Income Fund
	Eaton Vance Georgia Municipal Income Fund
	Eaton Vance Kentucky Municipal Income Fund
	Eaton Vance Louisiana Municipal Income Fund
	Eaton Vance Maryland Municipal Income Fund
	Eaton Vance Missouri Municipal Income Fund
	Eaton Vance North Carolina Municipal Income Fund
	Eaton Vance Oregon Municipal Income Fund
	Eaton Vance South Carolina Municipal Income Fund
	Eaton Vance Tennessee Municipal Income Fund
	Eaton Vance Virginia Municipal Income Fund

3. Investment Company Act File Number:
				811-04409

    Securities Act File Number:
				033-00572



4(a). Last day of fiscal year for which this Form is filed:

				8/31/2010

"4(b). Is this Form is being filed late (i.e., more than 90 days after the" end of the issuer's fiscal year)?
				No

"Note: If the Form is being filed late, interest must be paid on the registration fee due."

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
$	"$231,462,134"

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	"$215,294,496"

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
"earlier than October 11, 1995 that were not"
previously used to reduce registration fees payable
to the Commission:
$	"$231,758,916"

(iv)  Total available redemption credits [add items
 5(ii) and 5(iii)]:
$	"$447,053,412"

(v)    Net sales - if item 5(i) is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$0

(vi)   Redemption credits available for use in future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:
$	"$215,591,278"

(vii)  Multiplier for determining registration fee (See
 Instructions C.9):
x	0.0000713

(viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)]
 (enter
"""0"" if no fee is due):"
=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by deducting
 an amount
of securities that were registered under the Securities
Act of 1933
pursuant to rule 24e-2 as in effect before [effective
date of
 recession of
"rule 24e-2], then report the amount of securities
(number of
shares or"
other units) deducted here:
$0.00

If there is a number of shares or other units that were
registered
 pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
year for
which this
"Form is filed that are available for use by the issuer
in future
fiscal
years,"
then state that number here:
$0.00


7. Interest due - if this Form is being filed more than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration fee due plus any
interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any interest payment was
 sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

/s/William J Austin Jr
"William J. Austin, Jr."
Assistant Treasurer

Date: 11/29/2010